Trade Receivables - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Trade receivables	$ 15,000	$ 74,978
Less: Impairment of trade receivables		(22)	$ (9)
Gross Carrying Amount
Disclosure Of Financial Assets [Line Items]
Trade receivables	$ 15,000	$ 75,000